Summary of Significant Accounting Policies (Policy)	6 Months Ended
Jun. 30, 2020
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

(a) Basis of Presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Company’s consolidated financial positions, statement of changes in partner’s capital, statements of operations and cash flows for the periods presented. The condensed balance sheet data as of December 31, 2019, was derived from audited financial statements, and as permitted by the requirements for interim financial statements, does not include information and disclosures required by accounting principles generally accepted in the United States of America (“U.S. GAAP”) for complete financial statements. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under U.S. GAAP for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Containers’ Annual Report for the year ended December 31, 2019 filed on Form 20-F with the U.S. Securities and Exchange Commission (“SEC”). Based on internal forecasts and projections that take into account reasonably possible changes in the Company’s trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these interim condensed consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

Impact of COVID-19 on the Company’s Business: The spread of the COVID-19 virus, which has been declared a pandemic by the World Health Organization, in 2020 has caused substantial disruptions in the global economy and the shipping industry, as well as significant volatility in the financial markets, the severity and duration of which remains uncertain.

The impact of the COVID-19 pandemic continues to unfold and may continue to have negative effect on the Company’s business, financial performance and the results of its operations, including due to decreased demand for global seaborne container trade and containership charter rates, the extent of which will depend largely on future developments. As a result, many of the Company’s estimates and assumptions required increased judgment and carry a higher degree of variability and volatility. As events continue to evolve and additional information becomes available, the Company’s estimates may change in future periods.

The Company has evaluated the impact of current economic situation on the recoverability of the carrying amount of its vessels. As of June 30, 2020, the Company concluded that events and circumstances triggered the existence of potential impairment of its vessels. These indicators included volatility in the charter market as well as the potential impact the current marketplace may have on the future operations. As a result, the Company performed step one of the impairment assessment of the Company’s vessels by comparing the undiscounted projected net operating cash flows for each vessel for which an indication existed to its carrying value. As of June 30, 2020, the Company’s assessment concluded that step two of the impairment analysis was not required for any vessel, as the undiscounted projected net operating cash flows of each of the Company’s vessels exceeded the carrying value of the respective vessels. As of June 30, 2020, no vessel impairment loss was identified.

Principles of Consolidation

(b) Principles of Consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Containers, a Marshall Islands limited partnership, and its subsidiaries that are all 100% owned. All significant intercompany balances and transactions have been eliminated in the condensed consolidated financial statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.

Subsidiaries included in the consolidation:

Company Name	Nature	Effective Ownership Interest	Country of Incorporation	Statements of Operations
				2020	2019
Navios Maritime Containers L.P.	Holding Company	—	Marshall Is.	01/01—06/30	01/01—06/30
Navios Partners Containers Finance Inc.	Sub—Holding Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Navios Partners Containers Inc.	Sub—Holding Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Olympia II Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Pingel Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Ebba Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Clan Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Sui An Navigation Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Bertyl Ventures Co.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Silvanus Marine Company	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Anthimar Marine Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Enplo Shipping Limited	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Morven Chartering Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Rodman Maritime Corp.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Isolde Shipping Inc.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Velour Management Corp.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Evian Shiptrade Ltd.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Boheme Navigation Company	Sub—Holding Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Theros Ventures Limited	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Legato Shipholding Inc.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Inastros Maritime Corp.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Zoner Shiptrade S.A.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Jasmer Shipholding Ltd.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Thetida Marine Co.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Jaspero Shiptrade S.A.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Peran Maritime Inc.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Nefeli Navigation S.A.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Fairy Shipping Corporation	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Limestone Shipping Corporation	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Crayon Shipping Ltd	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Chernava Marine Corp.	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Proteus Shiptrade S.A	Vessel Owning Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Vythos Marine Corp.	Vessel Owning Company (1)	100%	Marshall Is.	01/01—06/30	01/01—06/30
Iliada Shipping S.A.	Operating Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Vinetree Marine Company	Operating Company	100%	Marshall Is.	01/01—06/30	01/01—06/30
Afros Maritime Inc.	Operating Company	100%	Marshall Is.	01/01—06/30	01/01—06/30

(1) Currently, vessel-operating company under the sale and leaseback transactions.

Recent Accounting Pronouncements

(c) Recent Accounting Pronouncements:

In March 2020, the FASB issued ASU 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” which is intended to provide temporary optional expedients and exceptions to U.S. GAAP guidance on contracts, hedge accounting and other transactions affected by the expected market transition from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. This ASU is effective for all entities beginning on March 12, 2020 through December 31, 2022. The Company is currently assessing the impact that adopting this ASU will have on its disclosures to the consolidated financial statements.

In October 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-17, Consolidation (Topic 810): “Targeted Improvements to Related Party Guidance for Variable Interest Entities” (“ASU 2018-17”). ASU 2018-17 provides that indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. This is consistent with how indirect interests held through related parties under common control are considered for determining whether a reporting entity must consolidate a VIE. For Public business entities the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Since there are no entities included in the Company’s consolidation under the VIE model or required to be assessed for consolidation under the VIE model, the adoption of this ASU did not have a material impact on its consolidated financial statements.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement”. This update modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

In June 2016, FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. This standard requires entities to measure all expected credit losses of financial assets held at a reporting date based on historical experience, current conditions and reasonable and supportable forecasts in order to record credit losses in a more timely manner. ASU 2016-13 also amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. In November 2018, FASB issued ASU 2018-19 “Codification Improvements to topic 326, Financial Instruments-Credit Losses”. The amendments in this update clarify that operating lease receivables are not within the scope of ASC 326-20 and should instead be accounted for under the new leasing standard, ASC 842. In April 2019, FASB issued ASU 2019-04 “Codification Improvements to topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”. In May 2019, FASB issued ASU 2019-05, “Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief”. The amendments in this update provide entities that have certain instruments within the scope of Subtopic 326-20, Financial Instruments-Credit Losses-Measured at Amortized Cost, with an option to irrevocably elect the fair value option in Subtopic 825-10, Financial Instruments-Overall, applied on an instrument-by-instrument basis for eligible instruments, upon adoption of Topic 326. The fair value option election does not apply to held-to-maturity debt securities. An entity that elects the fair value option should subsequently apply the guidance in Subtopics 820-10, Fair Value Measurement-Overall, and 825-10. In December 2019, FASB issued ASU No. 2019-11, Codification Improvements to Topic 326, Financial Instruments—Credit Losses. This update introduced an expected credit loss model for the impairment of financial assets measured at amortized cost basis. That model replaces the probable, incurred loss model for those assets. The standard is effective for interim and annual reporting periods beginning after December 15, 2019. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.